Equity-Accounted Investees - Summary of Interest (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Investments accounted for using equity method [abstract]
Interest in joint venture	$ 519,255	$ 412,858
Interest in associate	0	0
Investments accounted for using equity method	$ 519,255	$ 412,858	[1]

[1]	Adjustment to provisional amounts — refer to note 5(b).